Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments Reported in Other Current and Non-Current Assets

The following is a summary of our investments and the related funding commitments (in millions):

	March 31, 2013		December 31,
		Funding	2012
	Assets	Commitments	Assets
Chem-Mod LLC	$4.0	$—	$4.0
Chem-Mod International LLC	2.0	—	2.0
C-Quest Technology LLC	—	—	—
Clean-coal investments
Non-controlling interest in four limited liability companies that own nine 2009 Era Clean Coal Plants	8.8	—	2.8
Controlling interest in two limited liability companies that own five 2009 Era Clean Coal Plants	5.8	0.2	6.3
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	12.8	—	13.2
Controlling interest in four limited liability companies that own four 2011 Era Clean Coal Plants	16.0	13.2	9.2
Controlling interest in a limited liability company that owns six 2011 Era Clean Coal Plants	3.7	—	5.1
Notes receivable and interest from co-investor related to the sales of three 2009 Era Plants	—	—	8.5
Other investments	2.9	2.9	3.0

Total investments	$56.0	$16.3	$54.1

The following is a summary of our investments and the related funding commitments (in millions):

	December 31, 2012		December 31,
	Assets	Funding Commitments	2011 Assets
Chem-Mod LLC	$4.0	$—	$—
Chem-Mod International LLC	2.0		—
C-Quest Technology LLC	—	—	—
Clean coal investments:
Non-controlling interest in five limited liability companies that own twelve 2009 Era Clean Coal Plants	7.8	0.4	8.9
Controlling interest in a limited liability company that owns two 2009 Era Clean Coal Plants	1.3	—	1.5
Non-controlling interest in six limited liability companies that own five 2011 Era Clean Coal Plants	13.2	—	—
Controlling interest in a limited liability company that owns ten 2011 Era Clean Coal Plants	14.3	3.9	33.4
Notes receivable and interest from co-investor related to the sales of three 2009 Era Plants	8.5	—	8.0
Other investments	3.0	2.9	2.0

Total investments	$54.1	$7.2	$53.8